Accumulated Other Comprehensive (Loss) Income (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	$ 1,825,791	$ 1,796,304
Other comprehensive income (loss)	(6,624)	(27,868)
Ending balance	1,692,038	2,146,396
Total accumulated comprehensive loss
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(28,512)	(7,769)
Other comprehensive income (loss)	(6,624)	(27,868)
Ending balance	(35,136)	(35,637)
Pension and post-retirement benefit plan adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(9,218)	(12,799)
Other comprehensive income (loss)	(174)	0
Ending balance	(9,392)	(12,799)
Share of affiliates' comprehensive income
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(19,294)	5,030
Other comprehensive income (loss)	(6,450)	(27,868)
Ending balance	$ (25,744)	$ (22,838)